Segment reporting (Tables)	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Summary of Information by Segment
June 30, 2013	Henan	Shandong	Jiangsu	Anhui	Sichuan	Beijing	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	169,560,784	128,993,914	48,967,327	(508)	7,789,307	-	5,225,589	7,376,131	367,912,544
Total cost of revenue	(95,887,711)	(101,898,836)	(36,266,033)	(25,854)	2,658,692	-	(5,057,573)	(5,883,170)	(242,360,485)
Gross profit	73,673,073	27,095,078	12,701,294	(26,362)	10,447,999	-	168,016	1,492,961	125,552,059
Operating income (loss)	59,819,738	24,303,748	10,634,320	(31,377)	9,897,330	(2,371,295)	(391,330)	(3,407,411)	98,453,723

Total assets	641,848,343	266,962,367	309,739,992	9,928,853	97,543,140	193,505,373	31,486,105	242,214,336	1,793,228,509

June 30, 2014	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	127,620,049	80,310,766	71,503,628	789,913	99,372,775	—	—	—	2,915,331	10,723,161	393,235,623
Total cost of revenue	(99,259,210)	(56,066,989)	(54,122,532)	(901,164)	(69,835,739)	—	—	—	(2,782,212)	(7,640,349)	(290,608,195)
Gross profit	28,360,839	24,243,777	17,381,096	(111,251)	29,537,036	—	—	—	133,119	3,082,812	102,627,428
Operating income (loss)	3,408,233	21,024,762	11,480,016	(776,543)	18,266,587	(510,817)	(339,327)	(306,362)	(1,721,565)	(4,286,553)	46,238,431
Total assets	883,811,385	504,644,044	697,711,053	107,976,952	342,244,398	42,019,314	18,242,642	33,102,593	5,921,133	255,330,164	2,891,003,678